Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 922,100	$ 539,521	$ 457,253
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	159,575	95,023	77,117
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	53,517	42,099	63,432
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	21,569	24,261	52,885
China
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	286,605	154,789	123,261
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	73,264	46,319	50,663
Singapore
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	219,214	97,813	45,032
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 108,356	$ 79,217	$ 44,863